SUPPLEMENT DATED AUGUST 13, 2003 TO

                        PROSPECTUS DATED MAY 1, 2003 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY

                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-7

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


Effective August 15, 2003, the following underlying mutual fund name changes will occur:


----------------------------------------------------------------- --------------------------------------------------------------
Old Underlying Mutual Fund Name                                   New Underlying Mutual Fund Name
----------------------------------------------------------------- --------------------------------------------------------------
VISION Group of Funds - VISION Large Cap Growth Fund II           MTB Group of Funds - MTB Large Cap Growth
                                                                         Fund II
----------------------------------------------------------------- --------------------------------------------------------------
VISION Group of Funds - VISION Large Cap Value Fund II            MTB Group of Funds - MTB Large Cap Value Fund II
----------------------------------------------------------------- --------------------------------------------------------------
VISION Group of Funds - VISION Managed Allocation Fund -          MTB Group of Funds - MTB Managed Allocation Fund - Moderate
Moderate Growth II                                                Growth II
----------------------------------------------------------------- --------------------------------------------------------------